CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 10, 2022	Feb. 04, 2022	Jun. 30, 2017	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Jan. 31, 2022
Disclosure of detailed information about borrowings [line items]
Shares issued to repay convertible debt					11,793,509
Transaction costs				$ 0	$ 126	$ 318
Payments for interest on convertible notes				$ 0	826	$ 1,374
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 20,000				$ 19,990
Convertible notes interest rate			6 7/8%
Accretion and interest incurred during the year					$ 1,275
Shares issued to repay convertible debt		11,793,509
Equity issuance, price per share	$ 1.695	$ 1.695
Convertible notes purchased	$ 8,000	$ 11,990